Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Analysis of Business Segment Information and Reconciliation
An analysis of our business segment information and reconciliation to the accompanying Condensed Consolidated Financial Statements for the three months ended March 31, 2022 and 2021, as restated for the changes described above, is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Global RIM Business
Total Revenues	$1,048,891	$976,918
Adjusted EBITDA	448,795	403,433
Global Data Center Business
Total Revenues	$96,987	$71,108
Adjusted EBITDA	41,977	30,432
Corporate and Other Business
Total Revenues	$102,168	$34,014
Adjusted EBITDA	(59,778)	(53,300)
Total Consolidated
Total Revenues	$1,248,046	$1,082,040
Adjusted EBITDA	430,994	380,565
(1)Excludes all intercompany receivables or payables and investment in subsidiary balances.
An analysis of our business segment information and reconciliation to the accompanying Consolidated Financial Statements is as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
As of and for the Year Ended December 31, 2021
Total Revenues	$3,994,988	$326,898	$169,645	$4,491,531
Storage Rental	2,517,208	289,592	63,319	2,870,119
Service	1,477,780	37,306	106,326	1,621,412
Depreciation and Amortization	477,713	148,023	54,686	680,422
Depreciation	320,451	93,679	50,942	465,072
Amortization	157,262	54,344	3,744	215,350
Adjusted EBITDA	1,709,525	137,349	(212,175)	1,634,699
Total Assets(1)	11,101,557	2,911,823	436,651	14,450,031
Expenditures for Segment Assets	369,749	422,274	94,875	886,898
Capital Expenditures	213,395	320,768	76,919	611,082
Cash Paid for Acquisitions, Net of Cash Acquired	97,044	88,998	17,956	203,998
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs	59,310	12,508	—	71,818
As of and for the Year Ended December 31, 2020
Total Revenues	$3,748,604	$279,312	$119,354	$4,147,270
Storage Rental	2,416,147	263,695	74,249	2,754,091
Service	1,332,457	15,617	45,105	1,393,179
Depreciation and Amortization	464,745	134,844	52,480	652,069
Depreciation	316,575	83,106	47,881	447,562
Amortization	148,170	51,738	4,599	204,507
Adjusted EBITDA	1,565,941	126,576	(216,796)	1,475,721
Total Assets(1)	11,015,684	2,727,654	405,929	14,149,267
Expenditures for Segment Assets	352,745	249,459	29,650	631,854
Capital Expenditures	164,914	243,699	29,650	438,263
Cash Paid for Acquisitions, Net of Cash Acquired	118,581	—	—	118,581
Acquisitions of Customer Relationships, Customer Inducements and Contract Fulfillment Costs	69,250	5,760	—	75,010
As of and for the Year Ended December 31, 2019
Total Revenues	$3,858,742	$257,151	$146,691	$4,262,584
Storage Rental	2,360,794	246,925	73,368	2,681,087
Service	1,497,948	10,226	73,323	1,581,497
Depreciation and Amortization	462,607	133,927	61,667	658,201
Depreciation	335,602	78,939	41,782	456,323
Amortization	127,005	54,988	19,885	201,878
Adjusted EBITDA	1,557,223	121,517	(209,731)	1,469,009
Total Assets(1)	10,836,995	2,535,848	443,973	13,816,816
Expenditures for Segment Assets	403,943	427,935	50,989	882,867
Capital Expenditures	253,485	392,029	47,469	692,983
Cash Paid for Acquisitions, Net of Cash Acquired	54,717	—	3,520	58,237
Acquisitions of Customer Relationships, Customer Inducements, Contract Fulfillment Costs and third-party commissions	95,741	35,906	—	131,647
(1)Excludes all intercompany receivables or payables and investment in subsidiary balances.

Schedule of reconciliation of net income (loss) to Adjusted EBITDA
A reconciliation of Net Income (Loss) to Adjusted EBITDA on a consolidated basis for the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Net Income (Loss)	$41,707	$46,631
Add/(Deduct):
Interest expense, net	114,442	104,422
Provision (benefit) for income taxes	10,080	14,640
Depreciation and amortization	183,615	165,642
Acquisition and Integration Costs	15,661	—
Restructuring Charges	—	39,811
(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)	(705)	(4,451)
Other expense (income), net, excluding our share of losses (gains) from our unconsolidated joint ventures	53,515	2,121
Stock-based compensation expense	11,341	10,733
Our share of Adjusted EBITDA reconciling items from our unconsolidated joint ventures	1,338	1,016
Adjusted EBITDA	$430,994	$380,565

Schedule of Revenues By Product and Service Lines
Information as to our revenues by product and service lines by segment for the three months ended March 31, 2022 and 2021, as restated for the changes described above, are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Global RIM Business
Records Management(1)	$802,553	$752,123
Data Management(1)	133,656	134,865
Information Destruction(1)(2)	112,682	89,930
Data Center(1)	—	—
Global Data Center Business
Records Management(1)	$—	$—
Data Management(1)	—	—
Information Destruction(1)(2)	—	—
Data Center(1)	96,987	71,108
Corporate and Other Business
Records Management(1)	$31,898	$27,187
Data Management(1)	—	—
Information Destruction(1)(2)(3)	70,270	6,827
Data Center(1)	—	—
Total Consolidated
Records Management(1)	$834,451	$779,310
Data Management(1)	133,656	134,865
Information Destruction(1)(2)(3)	182,952	96,757
Data Center(1)	96,987	71,108
(1)Each of these offerings has a component of revenue that is storage rental related and a component that is service revenues, except for information destruction, which does not have a storage rental component.
(2)Includes secure shredding services.
(3)Includes product revenue from ITRenew.

Information as to our revenues by product and service lines by segment for the years ended December 31, 2021, 2020 and 2019 is as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
For the Year Ended December 31, 2021
Records Management(1)	$3,074,605	$—	$125,571	$3,200,176
Data Management(1)	529,416	—	—	529,416
Information Destruction(1)(2)	390,967	—	44,074	435,041
Data Center(1)	—	326,898	—	326,898
For the Year Ended December 31, 2020
Records Management(1)	$2,852,296	$—	$101,975	$2,954,271
Data Management(1)	554,901	—	—	554,901
Information Destruction(1)(2)	341,407	—	17,379	358,786
Data Center(1)	—	279,312	—	279,312
For the Year Ended December 31, 2019
Records Management(1)	$2,866,192	$—	$130,690	$2,996,882
Data Management(1)	582,392	—	—	582,392
Information Destruction(1)(2)	410,158	—	16,001	426,159
Data Center(1)	—	257,151	—	257,151
(1)Each of the offerings within our product and service lines has a component of revenue that is storage rental related and a component that is service revenues, except the destruction services offering, which does not have a storage rental component.
(2)Includes Secure Shredding services.